INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	At December 31,	At December 31,
	2018	2019
	$	$
Raw materials	47,759	75,722
Work-in-process	46,817	74,105
Finished goods	167,446	404,243
	262,022	554,070